Revenue from contracts with customers - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 0	£ 0	£ 270,000
Revenue that was included in contract liability balance at beginning of period	4,975	8,645
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	0	£ 270,000
Celgene
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	14,437	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	14,437	0
Bayer
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	797	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	797	0
GTA
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	3,349	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 3,349	£ 0